Schedule of Accrued Expenses and Other Current Liabilities (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued accounting and professional services costs	$ 2,183,090	$ 2,419,829	$ 1,511,889
Sales tax payable	482,256	452,508	314,873
Excise tax payable	223,717	223,717	223,717
Provision for tax payable	525,359
Accrued payroll and benefit costs	182,887	207,970	185,504
Accrued legal costs	153,884	315,764	2,694,439
Accrued subscription costs	53,737	46,759	22,110
Accrued streaming service costs	48,698	51,308	37,765
Other current liabilities	141,860	173,163
Total accrued expenses and other current liabilities	$ 3,995,488	$ 3,891,018	$ 5,194,240